Tri-Continental Corporation
225 Franklin Street
Boston, MA 02110
May 1, 2020
VIA EDGAR
Mr. John Grzeskiewicz
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Tri-Continental Corporation (the “Corporation”)
File Nos. 333-236947/811-00266 Pre-Effective Amendment No. 2
Dear Mr. Grzeskiewicz:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-referenced Corporation does not differ from that contained in Registrant’s Pre-Effective Amendment No. 2 (Amendment). This Amendment was filed electronically on April 28, 2020.
If you have any questions, please contact either me at (312) 634-9280 or Kayla Sylvia at (617) 385-9539.
Sincerely,
Megan E. Garcy Assistant Secretary Tri-Continental Corporation